Expected credit loss measurement - Credit loss expense / (release) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 191	$ 263
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	7	9
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	147	167
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	110	83
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(74)	6
Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	(1)
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	74	17
Stages 1 and 2 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(9)	(10)
Stages 1 and 2 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	24	14
Stages 1 and 2 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Stages 1 and 2 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	59	14
Stages 1 and 2 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Stages 1 and 2 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	(1)
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	189	239
Lifetime expected credit losses | Stage 3 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	16	19
Lifetime expected credit losses | Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	122	152
Lifetime expected credit losses | Stage 3 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Lifetime expected credit losses | Stage 3 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	51	69
Lifetime expected credit losses | Stage 3 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)
Lifetime expected credit losses | Stage 3 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Lifetime expected credit losses | Purchased
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(73)	7
Lifetime expected credit losses | Purchased | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)
Lifetime expected credit losses | Purchased | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	1
Lifetime expected credit losses | Purchased | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Lifetime expected credit losses | Purchased | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Lifetime expected credit losses | Purchased | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(74)	6
Lifetime expected credit losses | Purchased | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0	$ 0